Basis of preparation and changes to the Company's accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Basis of preparation and changes to the Company's accounting policies
Functional and reporting currency

Functional and reporting currency

These Interim Condensed Consolidated Financial Statements and accompanying notes are presented in Swiss Francs (CHF), which is AC Immune SA’s functional currency and the Group’s reporting currency. The Company’s subsidiary has a functional currency of the US Dollar (USD). The following exchange rates have been used for the translation of the financial statements of AC Immune USA:

	For the
	Three Months Ended June 30,		Six Months Ended June 30,		Year Ended December 31,
	2023	2022	2023	2022	2022
CHF/USD
Closing rate, USD 1	0.908	0.965	0.908	0.965	0.933
Weighted average exchange rate, USD 1	0.908	0.987	0.921	0.991	0.965

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of the Company’s Interim Condensed Consolidated Financial Statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions that affect the amounts reported in the Interim Condensed Consolidated Financial Statements and accompanying notes, and the related application of accounting policies as it relates to the reported amounts of assets, liabilities, income and expenses.

The areas where AC Immune has had to make judgments, estimates and assumptions relate to (i) clinical development accruals, (ii) net employee defined benefit liability, (iii) share-based compensation, (iv) right-of-use assets, short-term lease liabilities and long-term lease liabilities and (v) our IPR&D asset. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Fair value of financial assets and liabilities

Fair value of financial assets and liabilities

The Company’s financial assets and liabilities are composed of receivables, short-term and long-term financial assets, cash and cash equivalents, trade and other payables, accrued expenses, short-term lease liabilities and long-term lease liabilities. The fair value of these financial instruments approximates their respective carrying values due to the short-term maturity of these instruments, and are held at their amortized cost in accordance with IFRS 9, unless otherwise explicitly noted.

Accounting policies, new standards, interpretations and amendments adopted by the Company

Accounting policies, new standards, interpretations and amendments adopted by the Company

The accounting policies adopted in the preparation of the Interim Condensed Consolidated Financial Statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2022.

There are no new IFRS standards, amendments or interpretations that are mandatory as of January 1, 2023 that are relevant to the Company. Additionally, the Company has not adopted any standard, interpretation or amendment that has been issued but is not yet effective. Such standards are not currently expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.